UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: April 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON INVESTMENT COUNSEL

SOCIAL AWARENESS FUND

FORM N-Q

APRIL 30, 2012

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of Investments (unaudited)	April 30, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 69.8%
CONSUMER DISCRETIONARY - 8.6%
Hotels, Restaurants & Leisure - 2.5%
Yum! Brands Inc.	51,630	$3,755,050

Multiline Retail - 1.2%
Target Corp.	29,600	1,715,024

Textiles, Apparel & Luxury Goods - 4.9%
Coach Inc.	47,000	3,438,520
V.F. Corp.	25,225	3,835,461

Total Textiles, Apparel & Luxury Goods		7,273,981

TOTAL CONSUMER DISCRETIONARY		12,744,055

CONSUMER STAPLES - 6.9%
Beverages - 2.1%
PepsiCo Inc.	47,370	3,126,420

Food Products - 3.1%
Darling International Inc.	76,850	1,258,803	*
General Mills Inc.	86,915	3,380,124

Total Food Products		4,638,927

Household Products - 1.7%
Procter & Gamble Co.	39,500	2,513,780

TOTAL CONSUMER STAPLES		10,279,127

ENERGY - 8.3%
Energy Equipment & Services - 4.8%
FMC Technologies Inc.	62,550	2,939,850	*
National-Oilwell Varco Inc.	38,440	2,912,215
Tetra Technology Inc.	51,350	1,371,045	*

Total Energy Equipment & Services		7,223,110

Oil, Gas & Consumable Fuels - 3.5%
Apache Corp.	28,865	2,769,308
Hess Corp.	45,695	2,382,537

Total Oil, Gas & Consumable Fuels		5,151,845

TOTAL ENERGY		12,374,955

FINANCIALS - 8.3%
Capital Markets - 2.0%
State Street Corp.	62,915	2,907,931

Commercial Banks - 2.1%
U.S. Bancorp	96,645	3,109,070

Consumer Finance - 2.4%
American Express Co.	58,500	3,522,285

Insurance - 1.8%
Arch Capital Group Ltd.	69,940	2,747,243	*

TOTAL FINANCIALS		12,286,529

HEALTH CARE - 9.4%
Biotechnology - 3.6%
Celgene Corp.	23,385	1,705,234	*
Gilead Sciences Inc.	69,155	3,596,752	*

Total Biotechnology		5,301,986

Health Care Equipment & Supplies - 2.0%
Covidien PLC	53,730	2,967,508

Health Care Providers & Services - 3.8%
Express Scripts Holding Co.	56,700	3,163,293	*

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2012

SECURITY	SHARES	VALUE
Health Care Providers & Services - 3.8% (continued)
UnitedHealth Group Inc.	44,210	$2,482,391

Total Health Care Providers & Services		5,645,684

TOTAL HEALTH CARE		13,915,178

INDUSTRIALS - 7.2%
Commercial Services & Supplies - 1.1%
Republic Services Inc.	57,564	1,575,527

Construction & Engineering - 1.6%
Quanta Services Inc.	111,290	2,461,735	*

Machinery - 3.0%
Danaher Corp.	52,140	2,827,031
Deere & Co.	19,509	1,606,761

Total Machinery		4,433,792

Road & Rail - 1.5%
Union Pacific Corp.	19,410	2,182,460

TOTAL INDUSTRIALS		10,653,514

INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 1.4%
Cisco Systems Inc.	104,450	2,104,668

Computers & Peripherals - 4.6%
Apple Inc.	8,315	4,857,956	*
NetApp Inc.	50,945	1,978,194	*

Total Computers & Peripherals		6,836,150

Electronic Equipment, Instruments & Components - 1.3%
Trimble Navigation Ltd.	36,490	1,975,569	*

Internet Software & Services - 3.4%
eBay Inc.	52,400	2,151,020	*
Google Inc., Class A Shares	4,640	2,808,267	*

Total Internet Software & Services		4,959,287

IT Services - 1.2%
Accenture PLC, Class A Shares	27,820	1,806,909

Semiconductors & Semiconductor Equipment - 2.9%
Broadcom Corp., Class A Shares	64,835	2,372,961	*
Microchip Technology Inc.	55,180	1,950,061

Total Semiconductors & Semiconductor Equipment		4,323,022

TOTAL INFORMATION TECHNOLOGY		22,005,605

MATERIALS - 2.8%
Chemicals - 2.8%
Air Products & Chemicals Inc.	29,174	2,494,085
Potash Corp. of Saskatchewan Inc.	38,535	1,636,967

TOTAL MATERIALS		4,131,052

TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
Crown Castle International Corp.	34,770	1,968,330	*

UTILITIES - 2.2%
Electric Utilities - 0.7%
Northeast Utilities	28,650	1,053,460

Water Utilities - 1.5%
American Water Works Co. Inc.	64,840	2,220,122

TOTAL UTILITIES		3,273,582

TOTAL COMMON STOCKS (Cost - $69,262,206)		103,631,927

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 0.5%
Nelnet Student Loan Trust, 2008-2 A4 (Cost - $694,613)	2.174%	6/26/34	$665,000	$694,613	(a)

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.4%
Banc of America Commercial Mortgage Inc., 2005-1 A4	5.241%	11/10/42	738,000	759,360	(a)
Bear Stearns Commercial Mortgage Securities, 2003-T12 A3	4.240%	8/13/39	63,455	63,779	(a)
Bear Stearns Commercial Mortgage Securities, 2005-T20 A2	5.127%	10/12/42	364,192	364,111	(a)
Commercial Mortgage Pass Through Certificates, 2007-C9 AAB	6.006%	12/10/49	500,000	539,476	(a)
Federal Home Loan Bank (FHLB), 00-0606 Y	5.270%	12/28/12	723,998	743,262
Federal Home Loan Mortgage Corp. (FHLMC), 2837 ED	5.000%	8/15/19	61,759	64,233
Federal Home Loan Mortgage Corp. (FHLMC), 4030 JA	3.500%	12/15/41	1,356,874	1,356,874	(b)
Federal Home Loan Mortgage Corp. (FHLMC), R005 AB	5.500%	12/15/18	243,424	246,958
Federal National Mortgage Association (FNMA), 2011-53 CY	4.000%	6/25/41	426,099	456,667
GMAC Commercial Mortgage Securities Inc., 2004-C2 A2	4.760%	8/10/38	47,319	47,297
Government National Mortgage Association (GNMA), 2009-22 AG	4.000%	10/16/32	888,285	923,688
Government National Mortgage Association (GNMA), 2009-46 G	4.500%	9/20/34	1,008,173	1,062,362
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	908,470	941,218
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	348,027	369,463
LB-UBS Commercial Mortgage Trust, 2004-C4 A3	5.299%	6/15/29	63,489	64,885	(a)
Morgan Stanley Dean Witter Capital I Inc., 2001-TOP3 A4	6.390%	7/15/33	11,012	11,006

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $7,992,593)				8,014,639

CORPORATE BONDS & NOTES - 15.7%
CONSUMER DISCRETIONARY - 0.7%
Media - 0.5%
Comcast Corp., Senior Notes	5.650%	6/15/35	600,000	664,997

Specialty Retail - 0.2%
Best Buy Co. Inc., Senior Notes	3.750%	3/15/16	375,000	360,777

TOTAL CONSUMER DISCRETIONARY				1,025,774

CONSUMER STAPLES - 0.7%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	3/26/13	235,000	238,910
PepsiCo Inc., Senior Notes	5.000%	6/1/18	655,000	772,834

TOTAL CONSUMER STAPLES				1,011,744

ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Apache Corp., Senior Notes	5.250%	4/15/13	250,000	261,177
Petrobras International Finance Co., Senior Notes	3.500%	2/6/17	675,000	695,425
Statoil ASA, Senior Notes	3.125%	8/17/17	190,000	205,378

TOTAL ENERGY				1,161,980

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 8.7%
Capital Markets - 1.4%
BlackRock Inc., Senior Notes	3.500%	12/10/14	$415,000	$443,948
BlackRock Inc., Senior Notes	4.250%	5/24/21	400,000	441,399
Goldman Sachs Group Inc., Senior Notes	5.700%	9/1/12	715,000	725,685
Goldman Sachs Group Inc., Senior Notes	3.625%	2/7/16	425,000	427,646

Total Capital Markets				2,038,678

Commercial Banks - 2.7%
Bank of Nova Scotia, Senior Notes	2.250%	1/22/13	80,000	80,954
Bank of Nova Scotia, Senior Notes	2.375%	12/17/13	295,000	303,067
Bank of Nova Scotia, Senior Notes	2.050%	10/7/15	250,000	256,834
Barclays Bank PLC, Senior Notes	5.000%	9/22/16	435,000	469,824
Rabobank Nederland NV, Notes	4.500%	1/11/21	1,000,000	1,048,320
Rabobank Nederland NV, Senior Notes	2.125%	10/13/15	450,000	454,064
SunTrust Banks Inc., Senior Notes	3.600%	4/15/16	555,000	577,405
Wells Fargo & Co., Medium-Term Notes	4.600%	4/1/21	380,000	418,168
Westpac Banking Corp., Senior Notes	4.200%	2/27/15	450,000	481,406

Total Commercial Banks				4,090,042

Consumer Finance - 1.8%
SLM Corp., Medium-Term Notes, Senior Notes	5.000%	10/1/13	2,175,000	2,234,812
Toyota Motor Credit Corp., Senior Notes	2.000%	9/15/16	400,000	410,369

Total Consumer Finance				2,645,181

Diversified Financial Services - 1.8%
Bank of America Corp., Senior Notes	5.625%	10/14/16	1,000,000	1,063,654
JPMorgan Chase & Co., Senior Notes	3.450%	3/1/16	550,000	576,416
National Rural Utilities Cooperative Finance Corp., Medium-Term Notes	8.000%	3/1/32	540,000	774,035
Private Export Funding Corp.	4.974%	8/15/13	190,000	201,088

Total Diversified Financial Services				2,615,193

Insurance - 0.4%
Genworth Financial Inc., Senior Notes	6.500%	6/15/34	675,000	585,193

Real Estate Investment Trusts (REITs) - 0.6%
Digital Realty Trust Inc., Senior Notes	5.250%	3/15/21	125,000	132,630
Health Care REIT Inc., Senior Notes	3.625%	3/15/16	400,000	409,258
Simon Property Group LP, Senior Notes	4.200%	2/1/15	100,000	107,363
Simon Property Group LP, Senior Notes	4.125%	12/1/21	250,000	267,025

Total Real Estate Investment Trusts (REITs)				916,276

TOTAL FINANCIALS				12,890,563

HEALTH CARE - 2.4%
Biotechnology - 0.3%
Gilead Sciences Inc., Senior Notes	3.050%	12/1/16	375,000	396,931

Health Care Equipment & Supplies - 0.3%
Medtronic Inc., Senior Notes	3.000%	3/15/15	175,000	186,645
Stryker Corp., Senior Notes	3.000%	1/15/15	180,000	190,044

Total Health Care Equipment & Supplies				376,689

Pharmaceuticals - 1.8%
Abbott Laboratories, Senior Notes	5.600%	11/30/17	650,000	789,839
AstraZeneca PLC, Senior Notes	5.400%	9/15/12	550,000	560,135
Merck & Co. Inc., Senior Notes	4.000%	6/30/15	355,000	390,790
Novartis Capital Corp., Senior Notes	4.125%	2/10/14	470,000	498,881
Wyeth, Notes	5.500%	2/15/16	425,000	495,203

Total Pharmaceuticals				2,734,848

TOTAL HEALTH CARE				3,508,468

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 0.6%
Road & Rail - 0.6%
Norfolk Southern Corp., Senior Notes	7.250%	2/15/31	$650,000	$902,183

INFORMATION TECHNOLOGY - 1.0%
Computers & Peripherals - 0.3%
Hewlett-Packard Co., Senior Notes	3.000%	9/15/16	455,000	468,995

Internet Software & Services - 0.2%
eBay Inc., Senior Notes	1.625%	10/15/15	340,000	348,319

Software - 0.5%
Microsoft Corp., Senior Notes	2.950%	6/1/14	205,000	215,120
Microsoft Corp., Senior Notes	1.625%	9/25/15	450,000	465,428

Total Software				680,548

TOTAL INFORMATION TECHNOLOGY				1,497,862

MATERIALS - 0.5%
Chemicals - 0.5%
Potash Corp. of Saskatchewan Inc., Senior Notes	5.875%	12/1/36	600,000	749,482

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Verizon Communications Inc., Senior Notes	6.350%	4/1/19	400,000	496,030

TOTAL CORPORATE BONDS & NOTES (Cost - $21,826,276)				23,244,086

MORTGAGE-BACKED SECURITIES - 4.0%
FHLMC - 2.7%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/37	253,852	281,548
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	3/1/19-7/1/35	1,488,511	1,607,791
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	6/1/21	401,353	431,095
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	2/1/22-2/1/36	855,626	943,284
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	1/1/37	315,387	355,907
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	2/1/37	370,982	404,559

Total FHLMC				4,024,184

FNMA - 0.7%
Federal National Mortgage Association (FNMA)	6.500%	3/1/29	93	107
Federal National Mortgage Association (FNMA)	4.500%	2/1/35	220,130	236,377
Federal National Mortgage Association (FNMA)	5.500%	6/1/36-11/1/36	79,649	87,194
Federal National Mortgage Association (FNMA)	6.000%	5/1/37-9/1/37	637,660	707,130

Total FNMA				1,030,808

GNMA - 0.6%
Government National Mortgage Association (GNMA) I	5.000%	12/15/35	741,670	823,934
Government National Mortgage Association (GNMA) II	7.000%	11/20/36	83,676	98,202

Total GNMA				922,136

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $5,378,744)				5,977,128

MUNICIPAL BONDS - 0.5%
Maryland - 0.2%
Baltimore, MD, Revenue, Parking System Facilities	2.904%	7/1/13	100,000	100,778
Baltimore, MD, Revenue, Parking System Facilities	3.387%	7/1/14	125,000	127,714

Total Maryland				228,492

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 0.3%
County of Montgomery, PA, GO, Build America Bonds	5.400%	10/1/30	$400,000	$458,396

TOTAL MUNICIPAL BONDS (Cost - $631,681)				686,888

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.3%
U.S. Government Agencies - 0.3%
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	303,000	443,752

U.S. Government Obligations - 3.0%
U.S. Treasury Bonds	3.500%	2/15/39	718,000	779,591
U.S. Treasury Bonds	4.375%	11/15/39	710,000	889,941
U.S. Treasury Notes	2.250%	11/30/17	984,000	1,052,956
U.S. Treasury Notes	2.625%	8/15/20	1,640,000	1,770,431

Total U.S. Government Obligations				4,492,919

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,279,166)				4,936,671

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $110,065,279)				147,185,952

SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
Bank of America repurchase agreement dated 4/30/12; Proceeds at maturity - $1,859,776; (Fully collateralized by U.S. government obligations, 4.250% due 11/15/13; Market value- $1,897,067 (Cost - $1,859,770)	0.120%	5/1/12	$1,859,770	1,859,770

TOTAL INVESTMENTS - 100.4% (Cost - $111,925,049#)				149,045,722
Liabilities in Excess of Other Assets - (0.4)%				(657,459)

TOTAL NET ASSETS - 100.0%				$148,388,263

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Investment Counsel Social Awareness Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$103,631,927	—	—	$103,631,927
Asset-backed securities	—	$694,613	—	694,613
Collateralized mortgage obligations	—	8,014,639	—	8,014,639
Corporate bonds & notes	—	23,244,086	—	23,244,086
Mortgage-backed securities	—	5,977,128	—	5,977,128
Municipal bonds	—	686,888	—	686,888
U.S. government & agency obligations	—	4,936,671	—	4,936,671

Total long-term investments	$103,631,927	$43,554,025	—	$147,185,952

Short-term investments†	—	1,859,770	—	1,859,770

Total investments	$103,631,927	$45,413,795	—	$149,045,722

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$37,637,336
Gross unrealized depreciation	(516,663)

Net unrealized appreciation	$37,120,673

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended April 30, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 22, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	June 22, 2012